Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares [member]	Issued capital [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	Available- for-sale securities [member] Other components of equity [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Equity at beginning of period (Previously stated [member]) at Oct. 31, 2017	$ 74,428		$ 6,413	$ 17,730		$ (27)	$ 45,359	$ 4,354	$ 73,829	$ 599	$ 378		$ 3,545	$ 431
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2017	(637)						(558)	(79)	(637)		$ (378)	$ 299
Equity at beginning of period (Balance After IFRS Adjustments [member]) at Oct. 31, 2017	73,791		6,413	17,730		(27)	44,801	4,275	73,192	599		299	3,545	431
Changes in equity
Issues of share capital	30			30					30
Common shares purchased for cancellation	(923)	$ (113)		(113)			(810)		(923)
Redemption of preferred shares	(105)		(107)				2		(105)
Sales of treasury shares	1,494				$ 69	1,425			1,494
Purchases of treasury shares	(1,474)				(69)	(1,405)			(1,474)
Share-based compensation awards	(3)	30					(3)		(3)
Dividends on common shares	(1,319)						(1,319)		(1,319)
Dividends on preferred shares and other	(90)						(72)		(72)	(18)
Other	(4)						135	(138)	(3)	(1)		(138)
Net income	3,012						3,001		3,001	11
Total other comprehensive income (loss), net of taxes	(1,085)						29	(1,111)	(1,082)	(3)		(37)	(1,345)	271
Equity at end of period at Jan. 31, 2018	73,324		6,306	17,647		(7)	45,764	3,026	72,736	588		124	2,200	702
Equity at beginning of period (Previously stated [member]) at Oct. 31, 2018	79,955		6,306	17,635	3	(18)	51,112	4,823	79,861	94		(12)	4,147	688
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2018	(70)						(70)		(70)
Equity at beginning of period (Balance After IFRS Adjustments [member]) at Oct. 31, 2018	79,885		6,306	17,635	3	(18)	51,042	4,823	79,791	94		(12)	4,147	688
Equity at beginning of period at Oct. 31, 2018	79,955
Changes in equity
Issues of share capital	361		350	11					361
Common shares purchased for cancellation	(348)	(45)		(45)			(303)		(348)
Redemption of preferred shares	(250)		(250)						(250)
Sales of treasury shares	1,611				82	1,529			1,611
Purchases of treasury shares	(1,632)				$ (85)	(1,547)			(1,632)
Share-based compensation awards	2	$ 11					2		2
Dividends on common shares	(1,407)						(1,407)		(1,407)
Dividends on preferred shares and other	(74)						(74)		(74)
Other	2						2		2
Net income	3,172						3,170		3,170	2
Total other comprehensive income (loss), net of taxes	(672)						(224)	(449)	(673)	1		(31)	(28)	(390)
Equity at end of period at Jan. 31, 2019	$ 80,650		$ 6,406	$ 17,601		$ (36)	$ 52,208	$ 4,374	$ 80,553	$ 97		$ (43)	$ 4,119	$ 298